Consolidated Statement of Changes in Equity - SEK (kr) kr in Millions		Share capital	Hedge reserve	Own credit risk	Defined benefit plans	Retained earnings	Total
Balance at the beginning of the year at Dec. 31, 2019		kr 3,990		kr (98)	kr (45)	kr 15,235	kr 19,082
Net profit for the year						968	968	[1]
Items not to be reclassified to profit or loss
Own credit risk				18			18
Revaluation of defined benefit plans					1		1
Tax on items not to be reclassified to profit or loss				(4)	(1)		(5)
Total other comprehensive income				14	0		14
Total comprehensive income				14	0	968	982	[1]
Balance at the end of the year at Dec. 31, 2020	[2]	3,990		(84)	(45)	16,203	20,064
Net profit for the year						1,034	1,034	[1]
Items not to be reclassified to profit or loss
Own credit risk				(24)			(24)
Revaluation of defined benefit plans					24		24
Tax on items not to be reclassified to profit or loss				6	(6)		0
Total other comprehensive income				(18)	18		0
Total comprehensive income				(18)	18	1,034	1,034	[1]
Dividend						(290)	(290)
Balance at the end of the year at Dec. 31, 2021	[2]	3,990		(102)	(27)	16,947	20,808
Net profit for the year						1,166	1,166	[1]
Items to be reclassified to profit or loss
Derivatives in cash-flow hedges			kr (122)				(122)
Tax on items to be reclassified to profit or loss			25				25
Items not to be reclassified to profit or loss
Own credit risk				99			99
Revaluation of defined benefit plans					43		43
Tax on items not to be reclassified to profit or loss				(20)	(10)		(30)
Total other comprehensive income			(97)	79	33		15
Total comprehensive income			(97)	79	33	1,166	1,181	[1]
Dividend						(414)	(414)
Balance at the end of the year at Dec. 31, 2022	[2]	kr 3,990	kr (97)	kr (23)	kr 6	kr 17,699	kr 21,575

[1]	The entire profit is attributable to the shareholder of the Parent Company.
[2]	The entire equity is attributable to the shareholder of the Parent Company.